EMPLOYEE POST-RETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Employee post-retirement benefits
Expected average remaining life expectancy of former employees over which past service costs are amortized	11 years		12 years		12 years
Amount expensed for the Savings Plan and DC Plans	29		24		23
Total cash payments for employee post-retirement benefits, consisting of cash contributed by the company to the DB Plans and other benefit plans	114		114		93
Change in Plan Assets
Plan assets at fair value – beginning of year	1,857
Plan assets at fair value – end of year	2,187		1,857
Amounts recognized in the Balance Sheet
Intangible and Other Assets (Note 11)	(16)		(11)
Other Long-Term Liabilities (Note 14)	(244)		(482)
Pension Benefit Plans
Employee post-retirement benefits
Consecutive period of employment for highest average earnings	3 years
Expected average remaining service life of employees over which past service costs are amortized	9 years		9 years		8 years
Employer contributions	79	[1]	83	[1]	62
Change in Benefit Obligation
Benefit obligation – beginning of year	2,142	[2]	1,836	[2]
Service cost	84	[2]	66	[2]	54
Interest cost	96	[2]	94	[2]	91
Employee contributions	4	[2]	4	[2]
Benefits paid	(83)	[2]	(79)	[2]
Actuarial (gain)/loss	(39)	[2]	227	[2]
Foreign exchange rate changes	20	[2]	(6)	[2]
Benefit obligation – end of year	2,224	[2]	2,142	[2]	1,836	[2]
Change in Plan Assets
Plan assets at fair value – beginning of year	1,825		1,656
Actual return on plan assets	313		165
Employer contributions	79	[1]	83	[1]	62
Employee contributions	4	[2]	4	[2]
Benefits paid	(83)	[2]	(79)	[2]
Foreign exchange rate changes	14		(4)
Plan assets at fair value – end of year	2,152		1,825		1,656
Funded Status – Plan Deficit	(72)		(317)
Amounts recognized in the Balance Sheet
Intangible and Other Assets (Note 11)	0		0
Other Long-Term Liabilities (Note 14)	(72)		(317)
Total	(72)		(317)
Pension Benefit Plans | Canadian
Employee post-retirement benefits
Letter of credit to the DB Plan	59		48		27
Total amount outstanding under letters of credit	134
Other Post-Retirement Benefit Plans
Employee post-retirement benefits
Employer contributions	6	[1]	7	[1]	8
Amount expensed for the Savings Plan and DC Plans	29		24		23
Change in Benefit Obligation
Benefit obligation – beginning of year	186	[2]	170	[2]
Service cost	2	[2]	2	[2]	2
Interest cost	7	[2]	8	[2]	9
Employee contributions	0	[2]	1	[2]
Benefits paid	(7)	[2]	(9)	[2]
Actuarial (gain)/loss	(2)	[2]	16	[2]
Foreign exchange rate changes	5	[2]	(2)	[2]
Benefit obligation – end of year	191	[2]	186	[2]	170	[2]
Change in Plan Assets
Plan assets at fair value – beginning of year	32		29
Actual return on plan assets	2		4
Employer contributions	6	[1]	7	[1]	8
Employee contributions	0	[2]	1	[2]
Benefits paid	(7)	[2]	(9)	[2]
Foreign exchange rate changes	2		0
Plan assets at fair value – end of year	35		32		29
Funded Status – Plan Deficit	(156)		(154)
Amounts recognized in the Balance Sheet
Intangible and Other Assets (Note 11)	(16)		(11)
Other Long-Term Liabilities (Note 14)	(172)		(165)
Total	(156)		(154)

[1]	Excludes $134 million in letters of credit provided to Canadian DB Plan for funding purposes.
[2]	The benefit obligation for the Company's pension benefit plan represents the projected benefit obligation. The benefit obligation for the Company's other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.